Expense Example - FIMMFunds-Class4ComboPRO - FIMMFunds-Class4ComboPRO - Fidelity Investments Money Market Treasury Only Portfolio - Fidelity Investments Money Market Treasury Only Portfolio - Class IV	May 30, 2023 USD ($)
Expense Example:
1 year	$ 69
3 years	223
5 years	391
10 years	$ 879